Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	$ 3,869	$ 3,833	$ 3,786
Amortization and impairment of intangible assets	884	752	659
Depreciation and impairment of right-of-use assets	782	806	629
Impairment of goodwill, tangible and intangible assets	9	20	4
Cost of sales [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	3,099	3,085	3,008
Amortization and impairment of intangible assets	82	74	78
Depreciation and impairment of right-of-use assets	38	44	36
Impairment of goodwill, tangible and intangible assets	0
Distribution expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	135	139	162
Amortization and impairment of intangible assets	2	12	13
Depreciation and impairment of right-of-use assets	336	351	233
Impairment of goodwill, tangible and intangible assets	0
Sales and marketing expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	271	291	298
Amortization and impairment of intangible assets	379	260	152
Depreciation and impairment of right-of-use assets	276	274	236
Impairment of goodwill, tangible and intangible assets	0
Administrative expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	315	313	299
Amortization and impairment of intangible assets	421	375	416
Depreciation and impairment of right-of-use assets	132	137	124
Impairment of goodwill, tangible and intangible assets	0
Other operating expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	0	5	19
Amortization and impairment of intangible assets	0	25
Depreciation and impairment of right-of-use assets	0
Impairment of goodwill, tangible and intangible assets	9
Exceptional Items [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	49
Amortization and impairment of intangible assets	0	6
Depreciation and impairment of right-of-use assets	0
Impairment of goodwill, tangible and intangible assets	$ 0	$ 20	$ 4